Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of ROU assets and lease liabilities
The following table presents our ROU assets and lease liabilities as of December 31, 2019.

	Finance	Operating
	($ in millions)
ROU assets	$17	$22

Lease liabilities:
Current lease liabilities	$9	$9
Long-term lease liabilities	9	16
Total lease liabilities	$18	$25

Schedule of operating and financing lease additional information
Additional information for the Company’s operating and finance leases is presented below:

Year Ended December 31, 2019
Lease cost:	($ in millions)
Amortization of ROU assets	$8
Interest on lease liability	2
Finance lease cost	10
Operating lease cost	26
Short-term lease cost	112
Total lease cost	$148

Other information:
Operating cash outflows from finance lease	$2
Operating cash outflows from operating leases	$11
Investing cash outflows from operating leases	$127
Financing cash outflows from finance lease	$8

Weighted average remaining lease term - finance lease	2.00 years
Weighted average remaining lease term - operating leases	4.65 years
Weighted average discount rate - finance lease	7.50%
Weighted average discount rate - operating leases	4.85%

Schedule of maturity analysis of operating lease liabilities
Maturity analysis of finance lease liabilities and operating lease liabilities are presented below:

	December 31, 2019
	Finance Lease	Operating Leases
	($ in millions)
2020	$10	$10
2021	10	5
2022	—	4
2023	—	2
2024	—	2
Thereafter	—	5
Total lease payments	20	28
Less imputed interest	(2)	(3)
Present value of lease liabilities	18	25
Less current maturities	(9)	(9)
Present value of lease liabilities, less current maturities	$9	$16

Schedule of maturity analysis of finance lease liabilities
Maturity analysis of finance lease liabilities and operating lease liabilities are presented below:

	December 31, 2019
	Finance Lease	Operating Leases
	($ in millions)
2020	$10	$10
2021	10	5
2022	—	4
2023	—	2
2024	—	2
Thereafter	—	5
Total lease payments	20	28
Less imputed interest	(2)	(3)
Present value of lease liabilities	18	25
Less current maturities	(9)	(9)
Present value of lease liabilities, less current maturities	$9	$16

Schedule of minimum future lease payments
The aggregate undiscounted minimum future lease payments under previous lease accounting standard, ASC 840, are presented below:

	December 31, 2018
	Capital Lease	Operating Leases
	($ in millions)
2019	$10	$3
2020	10	1
2021	10	—
Total minimum lease payments	$30	$4

Schedule of minimum future lease payments
The aggregate undiscounted minimum future lease payments under previous lease accounting standard, ASC 840, are presented below:

	December 31, 2018
	Capital Lease	Operating Leases
	($ in millions)
2019	$10	$3
2020	10	1
2021	10	—
Total minimum lease payments	$30	$4